Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
Schedule of major customers and suppliers

During the years ended March 31, 2025, 2024 and 2023, there were two, four and four customers generated income which accounted for over 10% of the total revenue generated for that year, respectively. The details are as follows:

	For the years ended March 31,
	2025	2024	2023
Customer A	25.5%	40.9%	23.9%
Customer B	-	21.4%	20.6%
Customer C	50.4%	17.1%	-
Customer D	*	11.1%	*
Customer E	-	-	14.5%
Customer F	*	-	14.4%

*	Comprised less than 10% of revenue for the respective period.

As of March 31, 2025 and 2024, accounts receivable due from these customers as a percentage of consolidated accounts receivable are as follows:

	As of March 31,
	2025	2024
Customer A	17.6%	20.5%
Customer B	-	57.2%
Customer C	47.4%	14.2%
Customer D	10.2%	-

*	Comprised less than 10% of accounts receivable for the respective period.

During the years ended March 31, 2025, 2024 and 2023, there were two, three and one suppliers accounted for over 10% of the total cost of revenue for that year. The details are as follows:

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies (cont.)

	For the years ended March 31,
	2025	2024	2023
Supplier A	44.4%	35.2%	14.7%
Supplier B	*	11.9%	*
Supplier C	-	10.2%	*
Supplier D	25.4%	*	-

*	Comprised less than 10% of cost of revenue for the respective period.

As of March 31, 2025 and 2024, accounts payable due to these suppliers as a percentage of consolidated accounts payable are as follows:

	As of March 31,
	2025	2024
Supplier A	84.0%	88.7%
Supplier B	-	-
Supplier C	-	-
Supplier D	*	*

*	Comprised less than 10% of accounts payable for the respective period.

Schedule of straight-line basis over the estimated useful lives
Equipment	3.3 years
Motor vehicles	5 years
Furniture and fixture	5 years